Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 26.85%
FHLMC	2.00%	11-25-2059	$1,288,728	$ 1,292,890
FHLMC	3.00	7-1-2046	438,192	472,709
FHLMC	3.00	7-1-2046	549,518	591,957
FHLMC	3.00	11-1-2049	2,199,491	2,340,093
FHLMC	3.50	4-1-2043	639,845	696,258
FHLMC	3.50	5-1-2044	348,545	380,566
FHLMC	3.50	6-1-2046	269,769	292,153
FHLMC	3.50	2-1-2047	1,599,657	1,735,686
FHLMC	3.50	4-1-2047	290,157	316,735
FHLMC	3.50	12-1-2047	1,149,103	1,250,901
FHLMC	3.50	3-1-2048	1,298,048	1,397,316
FHLMC	3.50	8-1-2049	473,478	501,436
FHLMC	4.00	4-1-2044	424,250	477,475
FHLMC	4.00	8-1-2044	255,831	283,672
FHLMC	4.00	6-1-2048	1,490,143	1,643,284
FHLMC	4.50	8-1-2048	1,840,744	2,011,422
FHLMC	4.50	11-1-2048	1,904,025	2,092,189
FHLMC	4.50	11-1-2048	3,480,044	3,808,963
FHLMC Series 2018-3 Class MA	3.50	8-25-2057	4,846,787	5,209,706
FHLMC Series 2019-3 Class M55D	4.00	10-25-2058	872,936	961,427
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.49	9-25-2029	12,849	13,663
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	609,504	718,011
FNMA %%	2.00	3-11-2051	2,705,000	2,732,367
FNMA %%	2.00	4-14-2051	7,045,000	7,101,277
FNMA	2.50	8-1-2031	241,370	254,036
FNMA	2.50	2-1-2035	947,542	1,006,712
FNMA	2.50	2-1-2035	1,256,746	1,331,442
FNMA ±±	2.55	5-1-2023	206,513	212,253
FNMA	2.73	1-1-2023	523,529	544,412
FNMA	2.73	9-1-2023	541,800	570,399
FNMA	3.00	12-1-2032	31,400	33,267
FNMA	3.00	7-1-2046	333,737	359,923
FNMA	3.00	4-1-2047	1,595,038	1,681,926
FNMA	3.00	12-1-2049	2,027,054	2,154,858
FNMA	3.00	12-1-2049	1,791,534	1,896,100
FNMA ±±	3.07	9-1-2025	3,026,232	3,268,358
FNMA	3.07	2-1-2026	357,484	391,744
FNMA	3.08	1-1-2026	479,414	525,168
FNMA ±±	3.09	11-1-2022	204,002	208,985
FNMA	3.35	1-1-2028	271,400	304,942
FNMA ±±	3.36	11-1-2026	3,172,293	3,498,108
FNMA ±±	3.39	12-1-2027	1,171,028	1,303,243
FNMA	3.50	10-1-2032	460,515	497,932
FNMA	3.50	11-1-2042	180,735	198,756
FNMA	3.50	11-1-2042	209,638	228,738
FNMA	3.50	2-1-2043	114,674	125,111
FNMA	3.50	11-1-2045	967,324	1,049,321
FNMA	3.50	4-1-2046	125,815	136,481
FNMA	3.50	7-1-2046	364,279	395,499
FNMA	3.50	11-1-2046	435,302	473,083
FNMA	3.50	8-1-2047	2,022,839	2,195,470
FNMA	3.62	1-1-2026	1,945,769	2,164,502
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	3.62%	1-1-2026	$1,637,528	$ 1,821,610
FNMA	3.97	6-1-2025	6,829,031	7,581,991
FNMA	4.00	11-1-2040	197,001	216,184
FNMA	4.00	4-1-2041	274,733	301,482
FNMA	4.00	8-1-2046	292,272	324,569
FNMA	4.00	3-1-2049	948,816	1,038,195
FNMA	4.00	8-1-2051	10,306,269	11,551,533
FNMA	4.00	7-1-2056	418,645	471,656
FNMA	4.50	8-1-2048	1,463,648	1,598,248
FNMA	4.50	1-1-2051	11,795,038	13,286,817
FNMA	4.50	6-1-2056	346,730	398,342
FNMA	4.50	6-1-2056	315,367	362,309
FNMA	4.50	6-1-2056	467,899	537,546
FNMA	5.00	9-1-2033	89,883	103,636
FNMA	5.50	2-1-2036	60,689	66,205
FNMA Series 2002-90 Class A2	6.50	11-25-2042	266,107	310,128
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	102,197	120,500
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	945,976	1,103,969
FNMA Series 2003-W4 Class 3A ±±	5.47	10-25-2042	160,936	186,149
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	341,264	395,803
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	539,930	631,149
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	88,156	104,055
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	561,202	642,554
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	145,452	174,118
GNMA	6.50	10-15-2023	5,356	5,973
GNMA	6.50	11-15-2023	2,957	3,297
GNMA	6.50	11-15-2023	1,429	1,593
GNMA	6.50	12-15-2023	3,980	4,439
GNMA	6.50	1-15-2024	7,448	8,305
GNMA	7.00	8-15-2027	33,309	37,619
SBA Series 2006-20B Class 1	5.35	2-1-2026	106,135	113,813
SBA Series 2006-20H Class 1	5.70	8-1-2026	57,408	61,913
SBA Series 2007-20J Class 1	5.57	10-1-2027	184,583	202,164
SBA Series 2013-20A Class 1	2.13	1-1-2033	206,112	208,727
SBA Series 2013-20J Class 1	3.37	10-1-2033	257,183	271,167
SBA Series 2014-10A Class 1	3.19	3-10-2024	182,754	187,857
SBA Series 2014-10B Class 1	3.02	9-10-2024	267,002	275,005
SBA Series 2014-20A Class 1	3.46	1-1-2034	219,898	234,335
SBA Series 2015-10B Class 1	2.83	9-10-2025	294,125	305,906
SBA Series 2015-20C Class 1	2.72	3-1-2035	316,282	330,628
SBA Series 2015-20E Class 1	2.77	5-1-2035	465,752	486,773
SBA Series 2015-20F Class 1	2.98	6-1-2035	309,593	326,377
SBA Series 2017-10A Class 1	2.85	3-10-2027	425,816	448,309
SBA Series 2017-20F Class 1	2.81	6-1-2037	217,042	234,010
SBA Series 2018-10B Class 1	3.55	9-10-2028	4,350,507	4,617,511
SBA Series 2018-20E Class 1	3.50	5-1-2038	2,014,417	2,160,467
SBA Series 2018-20G Class 1	3.54	7-1-2038	2,402,046	2,582,773
SBA Series 2018-20H Class 1	3.58	8-1-2038	3,214,628	3,462,477
SBA Series 2018-20K Class 1	3.87	11-1-2038	2,278,179	2,538,556
Total Agency securities (Cost $119,694,572)				127,771,667
Asset-backed securities: 1.51%
ECMC Group Student Loan Trust Series 16-1A Class A (1 Month LIBOR+1.35%) 144A±	1.47	7-26-2066	295,472	304,696
See accompanying notes to portfolio of investments

2  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR+0.80%) 144A±	0.92%	9-25-2068	$2,204,911	$ 2,200,314
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	3,200,000	3,431,030
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	719,576
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR+1.50%) ±	1.62	8-1-2035	500,000	509,857
Total Asset-backed securities (Cost $6,874,747)				7,165,473
Corporate bonds and notes: 33.05%
Communication services: 1.35%
Diversified telecommunication services: 0.93%
AT&T Incorporated	2.25	2-1-2032	460,000	441,666
AT&T Incorporated	2.75	6-1-2031	535,000	542,977
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,473,092
AT&T Incorporated	5.25	3-1-2037	60,000	74,176
Verizon Communications Incorporated	4.50	8-10-2033	40,000	47,705
Verizon Communications Incorporated	4.81	3-15-2039	1,500,000	1,853,296
				4,432,912
Entertainment: 0.12%
Walt Disney Company	2.65	1-13-2031	540,000	565,942
Media: 0.30%
CCO Holdings LLC 144A	5.75	2-15-2026	296,000	305,931
Comcast Corporation	1.95	1-15-2031	550,000	541,498
Lamar Media Corporation	4.88	1-15-2029	550,000	578,881
				1,426,310
Consumer discretionary: 3.81%
Auto components: 0.16%
Allison Transmission Incorporated 144A	4.75	10-1-2027	715,000	738,238
Automobiles: 0.16%
General Motors Company	4.88	10-2-2023	400,000	440,473
Volkswagen Group of America Incorporated 144A	2.85	9-26-2024	300,000	320,439
				760,912
Diversified consumer services: 2.76%
Duke University	3.20	10-1-2038	1,175,000	1,290,966
Johns Hopkins University	2.81	1-1-2060	420,000	415,878
Massachusetts Institute of Technology	3.96	7-1-2038	1,780,000	2,160,260
Massachusetts Institute of Technology	4.68	12-31-2099	120,000	164,742
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	946,904
Northwestern University	3.66	12-1-2057	105,000	128,894
Northwestern University	3.69	12-1-2038	1,915,000	2,132,469
President and Fellows of Harvard College	3.62	10-1-2037	275,000	325,662
President and Fellows of Harvard College	4.88	10-15-2040	183,000	243,753
President and Fellows of Harvard College	5.63	10-1-2038	525,000	741,085
Princeton University	5.70	3-1-2039	1,640,000	2,388,785
Service Corporation International	4.63	12-15-2027	450,000	474,975
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified consumer services (continued)
Service Corporation International	7.50%	4-1-2027	$345,000	$ 419,175
University of Southern California	3.03	10-1-2039	1,250,000	1,308,460
				13,142,008
Hotels, restaurants & leisure: 0.17%
Cedar Fair LP	5.38	6-1-2024	795,000	796,988
Textiles, apparel & luxury goods: 0.56%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	209,500
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,346,525
The William Carter Company 144A	5.63	3-15-2027	100,000	105,313
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	1,000,000	1,025,000
				2,686,338
Consumer staples: 0.37%
Beverages: 0.22%
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	870,000	1,044,493
Food products: 0.15%
7 Eleven Incorporated 144A	0.95	2-10-2026	220,000	216,653
Ingredion Incorporated	2.90	6-1-2030	320,000	337,402
Kraft Heinz Foods Company	4.63	1-30-2029	120,000	139,027
				693,082
Energy: 5.02%
Energy equipment & services: 0.54%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,656,490
Halliburton Company	2.92	3-1-2030	820,000	841,979
Halliburton Company	3.80	11-15-2025	92,000	102,486
				2,600,955
Multi-utilities: 0.07%
CenterPoint Energy Incorporated	1.75	10-1-2030	330,000	318,334
Oil, gas & consumable fuels: 4.41%
Antero Resources Corporation	5.00	3-1-2025	1,360,000	1,352,520
Cimarex Energy Company	3.90	5-15-2027	500,000	551,561
Enable Midstream Partners	4.95	5-15-2028	790,000	886,212
EnLink Midstream Partners LP	4.85	7-15-2026	430,000	428,925
Enterprise Products Operating LLC	4.15	10-16-2028	260,000	299,021
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,696,663
Gray Oak Pipeline LLC 144A	2.60	10-15-2025	860,000	879,493
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	252,710
Hess Corporation	4.30	4-1-2027	800,000	888,213
HollyFrontier Corporation	4.50	10-1-2030	910,000	957,793
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	198,016
Marathon Oil Corporation	3.85	6-1-2025	1,030,000	1,114,064
Marathon Petroleum Corporation	5.13	12-15-2026	1,500,000	1,777,718
MPLX LP	4.13	3-1-2027	1,500,000	1,679,534
Newfield Exploration Company	5.38	1-1-2026	959,000	1,063,624
Newfield Exploration Company	5.63	7-1-2024	249,000	272,949
NuStar Logistics LP	6.00	6-1-2026	600,000	639,942
Occidental Petroleum Corporation	3.20	8-15-2026	1,070,000	1,024,739
Plains All American Pipeline LP	4.70	6-15-2044	600,000	582,973
See accompanying notes to portfolio of investments

4  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Plains All American Pipeline LP	4.90%	2-15-2045	$80,000	$ 80,419
Range Resources Corporation	5.00	3-15-2023	763,000	766,815
Transcontinental Gas Pipe Line Company LLC	3.25	5-15-2030	790,000	846,283
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,543,762
Western Midstream Operating LP	5.30	2-1-2030	1,100,000	1,192,147
				20,976,096
Financials: 5.15%
Banks: 2.19%
Bank of America Corporation (U.S. SOFR+1.15%) ±	1.32	6-19-2026	790,000	795,677
Bank of America Corporation (U.S. SOFR+1.37%) ±	1.92	10-24-2031	540,000	524,203
Bank of America Corporation (3 Month LIBOR+1.51%) ±	3.71	4-24-2028	1,440,000	1,613,583
Citigroup Incorporated (U.S. SOFR+0.77%) ±	1.12	1-28-2027	330,000	325,616
Citigroup Incorporated (U.S. SOFR+2.11%) ±	2.57	6-3-2031	370,000	379,077
Citigroup Incorporated	3.40	5-1-2026	1,000,000	1,104,259
Citigroup Incorporated	4.40	6-10-2025	65,000	73,006
JPMorgan Chase & Company (U.S. SOFR+1.89%) ±	2.18	6-1-2028	310,000	319,938
JPMorgan Chase & Company	3.20	6-15-2026	500,000	547,543
JPMorgan Chase & Company (3 Month LIBOR+1.34%) ±	3.78	2-1-2028	1,100,000	1,238,852
JPMorgan Chase & Company (3 Month LIBOR+1.26%) ±	4.20	7-23-2029	600,000	694,453
JPMorgan Chase & Company (3 Month LIBOR+1.33%) ±	4.45	12-5-2029	470,000	553,218
KeyCorp	2.25	4-6-2027	690,000	722,686
National Capital Commerce Incorporated (3 Month LIBOR+0.98%) ±	1.22	4-1-2027	400,000	386,865
PNC Bank	4.05	7-26-2028	1,000,000	1,153,919
				10,432,895
Capital markets: 1.29%
Goldman Sachs Capital II (3 Month LIBOR+0.77%) ±	4.00	12-29-2049	6,000	5,775
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,100,000	1,195,701
Goldman Sachs Group Incorporated	3.75	2-25-2026	1,500,000	1,671,746
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	135,344
Morgan Stanley	3.88	1-27-2026	1,000,000	1,125,784
Morgan Stanley	3.95	4-23-2027	1,000,000	1,129,600
MSCI Incorporated 144A	5.38	5-15-2027	810,000	862,650
				6,126,600
Consumer finance: 1.31%
BMW US Capital LLC Company 144A	3.15	4-18-2024	965,000	1,036,512
Capital One Financial Corporation	3.30	10-30-2024	1,500,000	1,628,505
Daimler Finance North America LLC 144A	2.70	6-14-2024	740,000	784,596
Daimler Finance North America LLC 144A	3.35	2-22-2023	1,490,000	1,571,714
Ford Motor Credit Company LLC	5.58	3-18-2024	1,130,000	1,218,988
				6,240,315
Insurance: 0.33%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	800,316
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	745,029
				1,545,345
Mortgage REITs: 0.03%
Ventas Realty LP	3.50	2-1-2025	150,000	162,867
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 3.33%
Biotechnology: 0.30%
AbbVie Incorporated	4.55%	3-15-2035	$1,200,000	$ 1,446,502
Health care equipment & supplies: 0.36%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	1,065,000	1,092,690
Hologic Incorporated 144A	3.25	2-15-2029	300,000	299,420
Hologic Incorporated 144A	4.63	2-1-2028	75,000	79,328
Teleflex Incorporated	4.88	6-1-2026	250,000	257,500
				1,728,938
Health care providers & services: 1.94%
Advocate Health Corporation	4.27	8-15-2048	290,000	361,639
BayCare Health System Incorporated	3.83	11-15-2050	145,000	170,878
Cleveland Clinic Foundation	4.86	1-1-2114	894,000	1,169,370
CVS Health Corporation	1.75	8-21-2030	200,000	192,795
CVS Health Corporation	4.30	3-25-2028	734,000	844,907
CVS Health Corporation	5.05	3-25-2048	130,000	164,188
Kaiser Foundation Hospitals	3.27	11-1-2049	480,000	512,874
Mayo Clinic	4.13	11-15-2052	700,000	887,653
MEDNAX Incorporated 144A	6.25	1-15-2027	250,000	264,053
Memorial Health Services	3.45	11-1-2049	680,000	725,541
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	185,000	235,433
NYU Hospitals Center	3.38	7-1-2055	690,000	686,982
OhioHealth Corporation	3.04	11-15-2050	320,000	326,162
Southern Baptist Hospital	4.86	7-15-2045	625,000	768,806
Stanford Health Care	3.80	11-15-2048	145,000	170,174
Texas Health Resources	4.33	11-15-2055	750,000	943,323
The New York-Presbyterian Hospital	3.56	8-1-2036	750,000	806,293
				9,231,071
Health care technology: 0.10%
IQVIA Incorporated	5.00	10-15-2026	445,000	460,408
Life sciences tools & services: 0.29%
Agilent Technologies Incorporated	2.75	9-15-2029	600,000	632,062
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	700,000	729,750
				1,361,812
Pharmaceuticals: 0.34%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	260,676
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,357,636
				1,618,312
Industrials: 3.05%
Aerospace & defense: 1.08%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,345,000	1,488,022
Boeing Company	5.15	5-1-2030	155,000	180,616
Boeing Company	5.71	5-1-2040	110,000	138,596
Hexcel Corporation	4.20	2-15-2027	1,302,000	1,366,662
Moog Incorporated 144A	4.25	12-15-2027	700,000	719,250
See accompanying notes to portfolio of investments

6  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace & defense (continued)
Raytheon Tech Corporation	2.25%	7-1-2030	$360,000	$ 364,593
The Boeing Company	2.70	2-1-2027	840,000	862,559
				5,120,298
Air freight & logistics: 0.07%
Fedex Corporation	3.90	2-1-2035	280,000	316,173
Building products: 0.32%
Carrier Global Corporation	2.49	2-15-2027	780,000	818,673
Lennox International Incorporated	1.70	8-1-2027	530,000	532,830
Masco Corporation	6.50	8-15-2032	150,000	198,174
				1,549,677
Chemicals: 0.15%
Axalta Coating Systems LLC 144A	4.75	6-15-2027	670,000	700,237
Commercial services & supplies: 0.24%
Clean Harbors Incorporated 144A	4.88	7-15-2027	425,000	443,063
Stericycle Incorporated 144A	5.38	7-15-2024	688,000	708,640
				1,151,703
Construction & engineering: 0.03%
Valmont Industries Incorporated	5.00	10-1-2044	110,000	125,211
Machinery: 0.42%
Mueller Water Products Incorporated 144A	5.50	6-15-2026	950,000	980,049
Oshkosh Corporation	3.10	3-1-2030	490,000	518,142
Oshkosh Corporation	4.60	5-15-2028	200,000	229,848
Vessel Management Services Incorporated	3.43	8-15-2036	264,000	289,847
				2,017,886
Professional services: 0.07%
Relx Capital Incorporated	3.00	5-22-2030	70,000	74,986
Relx Capital Incorporated	4.00	3-18-2029	240,000	272,944
				347,930
Road & rail: 0.34%
Norfolk Southern Corporation	5.10	12-31-2049	760,000	932,853
Ryder System Incorporated	3.65	3-18-2024	620,000	673,687
				1,606,540
Transportation infrastructure: 0.33%
Crowley Conro LLC	4.18	8-15-2043	1,344,964	1,571,153
Information technology: 1.69%
Electronic equipment, instruments & components: 0.21%
Jabil Incorporated	3.95	1-12-2028	900,000	1,014,413
IT services: 0.29%
Gartner Incorporated 144A	4.50	7-1-2028	400,000	420,000
Verisign Incorporated	4.75	7-15-2027	900,000	950,625
				1,370,625
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  7

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment: 0.74%
KLA Tencor Corporation	4.10%	3-15-2029	$150,000	$ 173,673
Maxim Integrated Products Incorporated	3.45	6-15-2027	1,550,000	1,729,626
Microchip Technology Incorporated	4.33	6-1-2023	1,500,000	1,619,816
				3,523,115
Software: 0.36%
CDK Global Incorporated	5.88	6-15-2026	185,000	192,608
Fair Isaac Corporation 144A	5.25	5-15-2026	1,330,000	1,506,225
				1,698,833
Technology hardware, storage & peripherals: 0.09%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	432,274
Materials: 3.56%
Chemicals: 2.45%
Albemarle Corporation	4.15	12-1-2024	1,390,000	1,546,533
DuPont de Nemours Incorporated	4.49	11-15-2025	430,000	492,333
DuPont de Nemours Incorporated	4.73	11-15-2028	930,000	1,106,105
FMC Corporation	3.20	10-1-2026	1,120,000	1,224,047
Ingevity Corporation 144A	4.50	2-1-2026	2,015,000	2,045,427
Mosaic Company	4.05	11-15-2027	1,090,000	1,234,994
PPG Industries Incorporated	2.55	6-15-2030	770,000	805,529
Scotts Miracle-Gro Company	5.25	12-15-2026	1,589,000	1,664,478
The Sherwin-Williams Company	2.95	8-15-2029	450,000	478,677
The Sherwin-Williams Company	3.30	2-1-2025	100,000	107,251
Valvoline Incorporated 144A	4.25	2-15-2030	720,000	741,600
W.R. Grace & Company 144A	5.63	10-1-2024	200,000	217,614
				11,664,588
Construction materials: 0.11%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	220,047
Martin Marietta Materials Incorporated	2.50	3-15-2030	280,000	290,664
				510,711
Containers & packaging: 0.73%
Graphic Packaging International Company	4.13	8-15-2024	500,000	531,250
Sealed Air Corporation 144A	5.50	9-15-2025	450,000	499,500
Westrock Company	3.00	9-15-2024	1,680,000	1,797,885
WRKCo Incorporated	3.90	6-1-2028	560,000	633,401
				3,462,036
Metals & mining: 0.11%
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	475,000	523,094
Paper & forest products: 0.16%
Clearwater Paper Corporation 144A	4.75	8-15-2028	775,000	793,662
Real estate: 2.99%
Equity REITs: 2.99%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	271,976
Alexandria Real Estate Equities Incorporated	4.30	1-15-2026	1,500,000	1,708,755
Boston Properties LP	2.75	10-1-2026	1,500,000	1,606,230
Boston Properties LP	3.20	1-15-2025	250,000	268,749
See accompanying notes to portfolio of investments

8  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Digital Realty Trust LP	4.45%	7-15-2028	$510,000	$ 593,520
Duke Realty LP	3.25	6-30-2026	1,500,000	1,646,133
Duke Realty LP	4.00	9-15-2028	230,000	263,405
HCP Incorporated	3.50	7-15-2029	560,000	618,142
Healthcare Trust of America Incorporated	3.50	8-1-2026	255,000	282,079
Healthpeak Properties Incorporated	2.88	1-15-2031	190,000	199,056
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	281,100
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,622,541
Mid-America Apartments LP	3.60	6-1-2027	845,000	938,538
Mid-America Apartments LP	4.20	6-15-2028	160,000	184,158
National Retail Properties Incorporated	4.30	10-15-2028	370,000	423,175
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,674,694
Vornado Realty Trust	3.50	1-15-2025	500,000	530,912
Welltower Incorporated	2.70	2-15-2027	460,000	492,988
Welltower Incorporated	3.63	3-15-2024	580,000	629,082
				14,235,233
Utilities: 2.73%
Electric utilities: 2.20%
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	1,179,613
Evergy Metro Incorporated	2.25	6-1-2030	350,000	359,361
FirstEnergy Corporation	4.40	7-15-2027	365,000	400,763
ITC Holdings Corporation	3.65	6-15-2024	120,000	130,165
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	1,255,120
Monongahela Power Company 144A	4.10	4-15-2024	1,660,000	1,783,454
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	6,000	6,360
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	2,130,309
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	793,128
Rochester Gas & Electric Corporation 144A	3.10	6-1-2027	1,790,000	1,963,280
Southern California Edison Company	6.00	1-15-2034	188,000	252,211
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	216,603
				10,470,367
Gas utilities: 0.36%
AmeriGas Partners LP	5.50	5-20-2025	450,000	492,615
AmeriGas Partners LP	5.88	8-20-2026	500,000	563,750
Boardwalk Pipelines Company	5.95	6-1-2026	550,000	651,150
				1,707,515
Multi-utilities: 0.17%
Black Hills Corporation	4.35	5-1-2033	710,000	824,506
Total Corporate bonds and notes (Cost $142,676,327)				157,275,453
Municipal obligations: 9.53%
Arizona: 0.09%
Miscellaneous revenue: 0.09%
Yuma AZ Pledged Revenue Obligations Series 2021	2.10	7-15-2030	430,000	441,460
California: 1.19%
GO revenue: 1.09%
Alameda County CA Series A	3.70	8-1-2031	275,000	314,267
Coast Community College District California	2.89	8-1-2035	1,165,000	1,281,337
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Los Angeles CA Community College District Series 2020	1.61%	8-1-2028	$650,000	$ 655,415
Oxnard CA Union High School District	1.87	8-1-2030	800,000	799,136
San Diego CA Community College District Series B	2.88	8-1-2033	1,935,000	2,121,573
				5,171,728
Tax revenue: 0.10%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	455,000	492,933
Colorado: 0.10%
GO revenue: 0.10%
Larimer County CO Poudre School District Refunding Bond Series 2020	1.52	12-15-2028	485,000	486,246
Florida: 0.31%
Airport revenue: 0.05%
Broward County FL Airport System Series C	2.38	10-1-2026	225,000	238,570
Water & sewer revenue: 0.26%
Florida Water Pollution Control Financing Corporation Series A	2.60	1-15-2030	1,175,000	1,261,985
Georgia: 0.13%
GO revenue: 0.13%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	598,860
Hawaii: 0.16%
GO revenue: 0.16%
State of Hawaii	1.60	8-1-2031	770,000	766,743
Idaho: 0.04%
Miscellaneous revenue: 0.04%
Idaho Building Authority State Office Campus Project Series B	3.28	9-1-2028	170,000	187,789
Illinois: 0.04%
GO revenue: 0.04%
Lake County IL Community Consolidated School District Series A	3.40	11-1-2027	150,000	171,899
Indiana: 0.45%
Education revenue: 0.10%
Indiana University Taxable Consolidated Bonds Series B	3.07	6-1-2060	470,000	491,540
Health revenue: 0.28%
Indiana Finance Authority Community Foundation	3.63	3-1-2039	1,235,000	1,309,718
Miscellaneous revenue: 0.07%
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	323,475
Louisiana: 0.09%
Tax revenue: 0.09%
Louisiana Gasoline & Fuels Refunding Bonds Series 2020 Class A2	2.00	5-1-2032	425,000	428,336
See accompanying notes to portfolio of investments

10  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.08%
GO revenue: 0.08%
Boston MA Series C Qualified School Construction Bonds	4.40%	4-1-2026	$370,000	$ 371,136
Massachusetts Taxable Consolidated Loan Series H	2.90	9-1-2049	10,000	10,249
				381,385
Michigan: 0.21%
Health revenue: 0.21%
Michigan Finance Authority Trinity Health Credit Group Series T	3.08	12-1-2034	930,000	1,006,176
Mississippi: 0.07%
Education revenue: 0.07%
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%)±	0.80	10-25-2035	314,675	312,832
Missouri: 0.43%
Education revenue: 0.43%
Missouri HEFA Washington University Series A	3.65	8-15-2057	500,000	597,410
Missouri Higher Education Loan Authority Notes Class A-1 (1 Month LIBOR +0.83%)±	0.95	1-26-2026	1,479,860	1,428,242
				2,025,652
New Jersey: 0.16%
Miscellaneous revenue: 0.16%
Hudson County NJ Improvement Authority Hudson County Lease Project (AGM Insured)	7.40	12-1-2025	655,000	742,272
New York: 0.40%
GO revenue: 0.11%
New York Refunding Bond Series B	2.65	2-15-2030	500,000	535,445
Miscellaneous revenue: 0.07%
New York State Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	347,638
Tax revenue: 0.22%
New York City NY Transitional Finance Authority	2.21	5-1-2027	1,000,000	1,038,660
North Carolina: 0.52%
Education revenue: 0.52%
North Carolina Education Assistance Authority Student Loan (3 Month LIBOR +0.90%)±	1.12	7-25-2041	1,449,288	1,452,650
North Carolina Education Assistance Authority Student Loan Series A-3 (3 Month LIBOR +0.90%)±	1.12	10-25-2041	428,227	430,201
University of North Carolina Chapel Hill Refunding Bonds Series C	3.33	12-1-2036	500,000	571,760
				2,454,611
Ohio: 0.56%
Education revenue: 0.28%
Ohio State University Build America Bonds	4.91	6-1-2040	1,000,000	1,325,430
Health revenue: 0.17%
Ohio Hospital Facility Refunding Bond Cleveland Clinic	3.28	1-1-2042	725,000	785,864
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.11%
Jobsohio Beverage System Ohio Statewide Senior Lien Liquor Profits Series A	2.83%	1-1-2038	$515,000	$ 541,816
Oklahoma: 0.17%
Water & sewer revenue: 0.17%
Oklahoma Water Resources Board Refunding Bond Series 2019 (OK Credit Enhancement Reserve Fund Insured)	2.56	4-1-2031	770,000	802,810
Pennsylvania: 0.84%
Education revenue: 0.59%
Pennsylvania HEFAR Refunding Taxable Bonds Series B	2.94	8-15-2039	1,000,000	1,060,350
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%)144A±	1.27	9-25-2065	888,904	902,861
University Pittsburgh Pennsylvania Series A	3.65	9-15-2036	715,000	831,402
				2,794,613
GO revenue: 0.25%
Northampton County PA Series C	2.54	10-1-2028	1,100,000	1,185,184
Rhode Island: 0.44%
Education revenue: 0.44%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR +0.90%)±	1.02	7-1-2031	2,101,926	2,112,393
South Carolina: 0.15%
GO revenue: 0.15%
Richland County SC School District #1 Refunding Bond Series 2020B	1.78	3-1-2028	700,000	720,405
Texas: 1.51%
Education revenue: 0.25%
University of Texas Build America Bonds Series A	5.26	7-1-2039	550,000	764,198
University of Texas Build America Bonds Series C	4.79	8-15-2046	120,000	158,612
University of Texas Build America Bonds Series D	5.13	8-15-2042	215,000	290,108
				1,212,918
GO revenue: 1.04%
Bexar County TX North East Independent School District Refunding Bond Series 2020	4.50	2-1-2028	910,000	1,101,255
Hidalgo County TX Refunding Bonds Series 2018C	4.04	8-15-2030	1,270,000	1,474,927
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	125,447
Mansfield TX Independent School District Refunding Bond Series 2020	5.00	2-15-2028	880,000	1,096,682
Stafford TX Municipal School District Refunding Bond Series B	3.08	8-15-2041	750,000	803,753
Texas Transportation Commission Series 2020	5.00	4-1-2027	300,000	366,777
				4,968,841
Miscellaneous revenue: 0.15%
Texas Transportation Commission Series 2020	1.53	10-1-2029	710,000	712,741
Tax revenue: 0.07%
Texas Transportation Commission Series B	5.18	4-1-2030	250,000	313,423
See accompanying notes to portfolio of investments

12  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 0.53%
Education revenue: 0.53%
State Board of Regents of Utah Series 1-A (1 Month LIBOR +0.75%)±	0.90%	9-25-2056	$2,500,848	$ 2,506,074
Vermont: 0.02%
Housing revenue: 0.02%
Vermont Housing Finance Agency	3.80	11-1-2037	110,000	120,036
Virginia: 0.19%
Education revenue: 0.17%
University of Virginia Build America Bonds	6.20	9-1-2039	315,000	478,891
University of Virginia Revenue Bond Series C	4.18	9-1-2117	265,000	317,141
				796,032
Housing revenue: 0.02%
Virginia Housing Development Authority	3.10	6-25-2041	114,496	119,163
Washington: 0.34%
GO revenue: 0.34%
King County WA Build America Bonds Series B	6.05	12-1-2030	350,000	457,254
Washington Series T	3.45	8-1-2029	1,000,000	1,149,100
				1,606,354
West Virginia: 0.09%
Tax revenue: 0.09%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	415,000	420,810
Wisconsin: 0.22%
GO revenue: 0.17%
Wisconsin State Refunding Bond Series 1	2.50	5-1-2032	750,000	806,138
Miscellaneous revenue: 0.05%
Wisconsin General Fund Annual Appropriation Series A	2.30	5-1-2028	250,000	263,415
Total Municipal obligations (Cost $42,924,202)				45,330,413
Non-agency mortgage-backed securities: 6.82%
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	565,943
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	439,107	458,499
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	315,410	328,544
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	653,844
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	1,795,000	1,964,603
Commercial Mortgage Pass-Through Certificate Series 2014-CR21 Class A3	3.53	12-10-2047	2,651,080	2,853,483
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	679,484
Goldman Sachs Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	346,880	347,723
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  13

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38%	5-10-2045	$334,863	$ 339,265
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	663,684
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	381,379
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,788,504
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	97,956	97,899
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	450,000	490,109
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	4,418,939
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	1,338,000	1,459,584
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	306,241	320,670
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,948,606
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	214,899	216,880
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	297,987	299,426
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	96,815	98,143
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	108,405	109,275
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	1,831,117	1,936,170
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	2,176,598	2,282,173
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,703,370
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	1,876,047	2,042,431
Total Non-agency mortgage-backed securities (Cost $30,493,281)				32,448,630
U.S. Treasury securities: 14.30%
U.S. Treasury Bond	1.13	5-15-2040	930,000	798,928
U.S. Treasury Bond	1.13	8-15-2040	6,695,000	5,726,317
U.S. Treasury Bond	1.25	5-15-2050	5,655,000	4,566,854
U.S. Treasury Bond	1.38	11-15-2040	6,905,000	6,175,659
U.S. Treasury Bond	1.38	8-15-2050	3,718,000	3,103,949
U.S. Treasury Bond	1.63	11-15-2050	2,250,000	2,000,742
U.S. Treasury Bond	1.88	2-15-2041	4,450,000	4,354,742
U.S. Treasury Bond	2.38	11-15-2049	10,063,000	10,634,547
U.S. Treasury Bond	4.25	5-15-2039	1,890,000	2,591,589
U.S. Treasury Bond	4.50	5-15-2038	1,540,000	2,156,180
U.S. Treasury Note	0.13	11-30-2022	4,700,000	4,700,000
U.S. Treasury Note	0.13	12-31-2022	9,475,000	9,474,630
U.S. Treasury Note	0.13	1-31-2023	4,800,000	4,799,437
U.S. Treasury Note	0.25	11-15-2023	4,575,000	4,576,430
U.S. Treasury Note	1.13	2-15-2031	2,450,000	2,389,898
Total U.S. Treasury securities (Cost $72,168,305)				68,049,902
See accompanying notes to portfolio of investments

14  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 4.44%
Energy: 0.52%
Oil, gas & consumable fuels: 0.52%
BP Capital Markets plc	3.28%	9-19-2027	$155,000	$ 170,183
Cenovus Energy Incorporated	4.25	4-15-2027	1,025,000	1,122,673
Petroleos Mexicanos	2.29	2-15-2024	82,500	85,012
Petroleos Mexicanos	2.83	2-15-2024	172,500	179,267
Petroleos Mexicanos	6.38	1-23-2045	1,080,000	923,400
				2,480,535
Financials: 2.28%
Banks: 1.15%
Bank of Nova Scotia	4.50	12-16-2025	80,000	91,857
BNP Paribas SA (3 Month LIBOR+1.11%) 144A±	2.82	11-19-2025	820,000	871,356
BNP Paribas SA 144A	4.40	8-14-2028	520,000	606,515
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.00%) 144A±	1.34	6-24-2026	530,000	533,484
HSBC Holdings plc (3 Month LIBOR+1.35%) ±	4.29	9-12-2026	950,000	1,064,518
HSBC Holdings plc (3 Month LIBOR+1.53%) ±	4.58	6-19-2029	1,500,000	1,729,035
Royal Bank of Canada	4.65	1-27-2026	120,000	139,185
Sumitomo Mitsui Financial Group Incorporated	1.47	7-8-2025	430,000	436,718
				5,472,668
Capital markets: 0.64%
Credit Suisse Group AG (3 Month LIBOR+1.41%) 144A±	3.87	1-12-2029	1,500,000	1,660,654
Credit Suisse Group AG (3 Month LIBOR+1.24%) 144A±	4.21	6-12-2024	450,000	485,550
TSMC Global Limited 144A	1.38	9-28-2030	940,000	893,465
				3,039,669
Consumer finance: 0.49%
NTT Finance Corporation 144A	1.16	4-3-2026	630,000	627,171
UBS Group Funding Switzerland 144A	4.25	3-23-2028	1,500,000	1,722,685
				2,349,856
Health care: 0.29%
Pharmaceuticals: 0.29%
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	150,000
Teva Pharmaceutical Finance BV	2.80	7-21-2023	900,000	882,000
Teva Pharmaceutical Finance BV	3.15	10-1-2026	350,000	328,216
				1,360,216
Industrials: 0.46%
Aerospace & defense: 0.26%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,200,000	1,258,200
Electrical equipment: 0.06%
Sensata Technologies BV 144A	5.63	11-1-2024	265,000	292,163
Machinery: 0.14%
CNH Industrial NV	4.50	8-15-2023	600,000	655,316
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  15

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.22%
Software: 0.22%
Experian Finance plc 144A	4.25%	2-1-2029	$510,000	$ 591,968
OpenText Corporation 144A	3.88	2-15-2028	470,000	477,638
				1,069,606
Materials: 0.67%
Chemicals: 0.04%
Nutrien Limited	2.95	5-13-2030	180,000	191,819
Metals & mining: 0.63%
Anglo American Capital plc 144A	4.75	4-10-2027	1,000,000	1,171,891
Vale Overseas Limited	6.25	8-10-2026	1,500,000	1,809,750
				2,981,641
Total Yankee corporate bonds and notes (Cost $19,398,576)				21,151,689

		Yield	Shares
Short-term investments: 6.20%
Investment companies: 6.20%
Securities Lending Cash Investments LLC ♠∩∞		0.05	695,932	695,932
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	28,807,131	28,807,131
Total Short-term investments (Cost $29,503,063)				29,503,063
Total investments in securities (Cost $463,733,073)	102.70%			488,696,290
Other assets and liabilities, net	(2.70)			(12,839,801)
Total net assets	100.00%			$475,856,489

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

16  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$1,206,090	$510,158	$0	$0	$695,932		695,932	$423#
Wells Fargo Government Money Market Fund Select Class	12,907,842	86,449,414	70,550,125	0	0	28,807,131		28,807,131	8,457
				$0	$0	$29,503,063	6.20%		$8,880

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  17

Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

18  |  Wells Fargo Managed Fixed Income Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$127,771,667	$0	$127,771,667
Asset-backed securities	0	7,165,473	0	7,165,473
Corporate bonds and notes	0	157,275,453	0	157,275,453
Municipal obligations	0	45,330,413	0	45,330,413
Non-agency mortgage-backed securities	0	32,448,630	0	32,448,630
U.S. Treasury securities	68,049,902	0	0	68,049,902
Yankee corporate bonds and notes	0	21,151,689	0	21,151,689
Short-term investments
Investment companies	29,503,063	0	0	29,503,063
Total assets	$97,552,965	$391,143,325	$0	$488,696,290
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo Managed Fixed Income Portfolio  |  19